[Aetna letterhead]                 Aetna Inc.
[Aetna logo]                       151 Farmington Avenue
                                   Hartford, CT  06156-3124


                                   Ellen Valvo
                                   Paralegal
                                   Law Division, SH11
May 4, 1999                        Investments & Financial Services
                                   (860) 275-2166
                                   Fax:  (860) 275-2158


U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:    Aetna Variable Encore Fund
       File Nos. 2-53038 and 811-2565
       Rule 497(j) Filing


Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), this is to certify that the Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 44 of Aetna Variable Encore Fund (the "Fund") that would be filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 44 to the Fund's Registration Statement on Form N-1A, effective May 3, 1999.

If you have any questions regarding this submission, please contact the undersigned at (860) 275-2166.

Sincerely,

/s/ Ellen Valvo

Ellen Valvo